GMO Domestic Resilience ETF Investment Strategy - GMO Domestic Resilience ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing the Fund’s assets primarily in equities of U.S. companies that GMO believes will benefit from the shift away from globalization and the anticipated acceleration of onshoring vital technologies and industries.Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in companies tied economically to the United States (see “Name Policies”).In selecting securities for the Fund, GMO considers a wide range of factors, including a company’s profitability, profit stability, leverage, and other publicly available financial information, and GMO’s assessment of a company’s future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. The weight that each factor is given for a particular security varies over time and depends on GMO’s assessment of the factor’s materiality and relevance to that security. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics. At times, the Fund may have substantial exposure to a single asset class, industry, sector and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. In addition, the Fund may lend its portfolio securities.The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.